Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Cash And Cash Equivalents By Currency Type (Detail) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 56,334	£ 94,296	£ 23,469	£ 16,347
Pound Sterling [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	52,812	92,104
U.S. dollars [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	2,484	2,018
Euro [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	1,029	165
Swiss Francs [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 9	£ 9